INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Schedule of Provision for Income Taxes

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Current Tax
Canada	772	288	1,925	791
United States	93	—	134	—
Asia Pacific	59	42	167	144
Other International	6	8	22	32
Total Current Tax Expense (Recovery)	930	338	2,248	967
Deferred Tax Expense (Recovery)	71	(327)	339	(520)
	1,001	11	2,587	447